UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2008

Date of reporting period:	June 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—90.5%
Aerospace—0.2%
$ 5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$ 5,922,000

Airlines—1.1%
8,760	American Airlines, Inc., pass thru certificates,
	8.608%, 10/1/12 (l)	Baa3/BB+	9,137,775
	Continental Airlines, Inc., pass thru certificates,
13,177	6.92%, 4/2/13, 97-5A 9 (b)(h)	NR/NR	13,410,324
4,105	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	4,086,812
1,880	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,930,958
243	United Air Lines, Inc., pass thru certificates,
	6.602%, 3/1/15, Ser. 01-1	Ba2/BBB	245,255
			28,811,124

Automotive—4.7%
17,975	ArvinMeritor, Inc., 8.75%, 3/1/12	B1/B+	18,244,625
2,375	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	B3/CCC+	2,238,438
	Ford Motor Co.,
23,250	7.45%, 7/16/31	Caa1/CCC+	18,687,187
3,000	9.215%, 9/15/21	Caa1/CCC+	2,752,500
	General Motors Corp.,
4,000	8.10%, 6/15/24	Caa1/B-	3,550,000
17,200	8.25%, 7/15/23	Caa1/B-	15,759,500
3,000	8.80%, 3/1/21	Caa1/B-	2,850,000
20,000	9.40%, 7/15/21	Caa1/B-	19,650,000
	Goodyear Tire & Rubber Co.,
7,995	9.00%, 7/1/15	Ba3/B	8,654,588
7,000	11.25%, 3/1/11	Ba3/B+	7,638,750
	Tenneco Automotive, Inc.,
14,000	8.625%, 11/15/14 (l)	B3/B	14,490,000
14,025	10.25%, 7/15/13, Ser. B	B1/BB-	15,147,000
			129,662,588

Building/Construction—0.7%
11,000	Ahern Rentals, Inc., 9.25, 8/15/13	B3/B+	11,192,500
€ 2,775	Edcon Ltd., 7.395%, 6/15/14 (d)	NR/NR	3,707,301
€ 2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	2,802,391
			17,702,192

Chemicals—3.0%
	ARCO Chemical Co.,
$ 3,808	9.80%, 2/1/20	B1/B+	4,150,720
2,000	10.25%, 11/1/10	B1/B+	2,170,000
8,571	Equistar Chemicals L.P., 10.125%, 9/1/08	B1/BB-	8,956,695
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (d)	B2/B-	21,541,313
	Lyondell Chemical Co.,
4,150	8.00%, 9/15/14	B1/B+	4,284,875
3,825	8.25%, 9/15/16	B1/B+	4,016,250
15,300	Nalco Co., 8.875%, 11/15/13	B3/B-	15,950,250
13,660	PQ Corp., 7.50%, 2/15/13	B3/B-	14,547,900
6,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B-	6,565,000
			82,183,003

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Commercial Products—1.7%
$ 12,150	Aramark Corp., 8.50%, 2/1/15 (d)	B3/B-	$ 12,423,375
19,800	Hertz Corp., 8.875%, 1/1/14	B1/B	20,740,500
12,000	Reynolds American, Inc., 7.75%, 6/1/18	Ba1/BBB	12,864,816
			46,028,691

Computer Services—1.2%
	SunGard Data Systems, Inc.,
15,306	9.125%, 8/15/13	Caa1/B-	15,746,048
17,000	10.25%, 8/15/15	Caa1/B-	18,062,500
			33,808,548

Consumer Products—0.7%
	Buhrmann U.S., Inc.,
500	7.875%, 3/1/15	B2/B	495,000
6,875	8.25%, 7/1/14	B2/B	6,943,750
12,400	NPC International, Inc., 9.50%, 5/1/14	Caa1/B-	12,090,000
			19,528,750

Containers & Packaging—2.0%
1,000	Berry Plastics Holding Corp., 8.875%, 9/15/14	B3/B	1,017,500
	Crown Americas LLC,
2,475	7.625%, 11/15/13	B1/B	2,512,125
5,650	7.75%, 11/15/15	B1/B	5,706,500
5,000	Graphic Packaging International Corp., 8.50%, 8/15/11	B2/B-	5,137,500
	Jefferson Smurfit Corp.,
14,200	7.50%, 6/1/13	B3/CCC+	13,845,000
10,263	8.25%, 10/1/12	B3/CCC+	10,237,343
	Smurfit-Stone Container,
9,000	8.375%, 7/1/12	B3/CCC+	9,056,250
6,475	8.00%, 3/15/17	B3/CCC+	6,313,125
			53,825,343

Electronics—3.2%
	Freescale Semi-conductor, Inc. (d),
32,675	8.875%, 12/15/14	B1/B	31,368,000
8,000	10.125%, 12/15/16 (l)	B2/B	7,560,000
5,000	Hynix Semiconductor, Inc., 7.875%, 6/27/17 (d)	Ba2/BB-	4,975,000
	Sanmina-SCI Corp.,
4,000	8.11%, 6/15/10, FRN (d)	Ba3/B+	4,030,000
14,750	8.125%, 3/1/16 (l)	B2/B-	13,791,250
18,125	Sensata Technologies BV, 8.00%, 5/1/14	Caa1/B-	17,581,250
6,400	Solectron Global Finance Ltd., 8.00%, 3/15/16	B3/B	6,880,000
			86,185,500
Energy—0.3%
7,000	Reliant Energy, Inc., 7.875%, 6/15/17	B3/B-	6,842,500

Financial Services—14.3%
30,177	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	33,647,615
7,898	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B1/B+	8,648,906
700	Ajax Re Ltd., 11.61%, 5/8/09, FRN (b)(d)	NR/BB	701,764
19,875	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	20,819,063

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$ 5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (d)	B2/B	$ 5,025,000
7,700	Chukchansi Economic Development Authority,
	8.00%, 11/15/13 (d)	B2/BB-	7,892,500
9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,500,792
	Ford Motor Credit Co.,
3,000	7.00%, 10/1/13	B1/B	2,782,899
99,950	8.00%, 12/15/16	B1/B	95,891,730
10,000	8.105%, 1/13/12, FRN	B1/B	9,984,000
7,200	Ford Motor Credit Co. LLC, 7.80%, 6/1/12	B1/B	7,030,807
12,100	General Motors Acceptance Corp., 8.00%, 11/1/31	Ba1/BB+	12,406,674
14,000	Hexion U.S. Finance Corp., 9.75%, 11/15/14	B3/B-	14,560,000
	JET Equipment Trust (d)(g)(h),
130	7.63%, 8/15/12, Ser. 95-B	NR/NR	96,571
263	10.00%, 6/15/12, Ser. 94-A	NR/NR	273,512
3,357	JSG Funding PLC, 9.625%, 10/1/12	B2/B	3,533,242
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/CCC+	18,076,100
£ 2,929	Royal Bank of Scotland PLC, 9.370%, 4/6/11, Ser. EMTN, VRN (b)(h)	NR/NR	5,899,492
$ 13,000	Sally Holdings LLC, 9.25%, 11/15/14 (d)	B2/CCC+	13,097,500
76,647	Targeted Return Index Securities Trust, 7.548%, 5/1/16 (d)(i)(l)	B1/B+	75,442,646
19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	20,403,188
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,250,825
	UPC Holding BV,
€ 1,200	7.75%, 1/15/14	B3/CCC+	1,612,557
€ 10,200	8.625%, 1/15/14	B3/CCC+	14,154,441
	Yankee Acquisition Corp., Ser. B,
$ 10,000	8.50%, 2/15/15	B3/CCC+	9,750,000
8,600	9.75%, 2/15/17 (l)	Caa1/CCC+	8,363,500
			408,845,324

Food—2.0%
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa1/B-	805
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	25,953,156
28,000	Pilgrim’s Pride Corp., 8.375%, 5/1/17	B2/B	27,860,000
			53,813,961

Healthcare & Hospitals—7.0%
8,000	DaVita, Inc., 7.25%, 3/15/15	B2/B	7,940,000
	HCA, Inc.,
20,031	7.19%, 11/15/15	Caa1/B-	18,154,035
15,295	7.50%, 12/15/23	Caa1/B-	13,273,230
4,130	7.58%, 9/15/25	Caa1/B-	3,585,844
5,550	7.69%, 6/15/25	Caa1/B-	4,855,107
3,550	8.36%, 4/15/24	Caa1/B-	3,290,960
22,052	9.00%, 12/15/14	Caa1/B-	22,535,270
6,000	9.25%, 11/15/16 (d)	B2/BB-	6,405,000
23,450	9.625%, 11/15/16 (d)	B2/BB-	25,267,375
6,700	National Mentor Holdings, Inc., 11.25%, 7/1/14	Caa1/CCC+	7,269,500
4,950	ReAble Therapeutics Finance LLC, 11.75%, 11/15/14	Caa1/CCC+	5,123,250
19,990	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	18,990,500
	Tenet Healthcare Corp.,
15,206	7.375%, 2/1/13	Caa1/CCC+	13,818,452
9,300	9.25%, 2/1/15	Caa1/CCC+	8,881,500
25,925	9.875%, 7/1/14	Caa1/CCC+	25,795,375
881	Triad Hospitals, Inc., 7.00%, 11/15/13	B2/B+	928,309
5,325	United Surgical Partners International, Inc.,
	8.875%, 5/1/17 (d)	Caa1/CCC+	5,364,937
			191,478,644

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Hotels/Gaming—1.6%
$ 2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	$ 2,037,500
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/B-	5,075,000
19,279	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	20,435,740
8,948	Premier Entertainment LLC, 10.75%, 2/1/12	Caa1/CCC	9,350,660
	Station Casinos, Inc.,
5,500	6.875%, 3/1/16	Ba3/B	4,881,250
2,000	7.75%, 8/15/16	Ba2/B+	1,990,000
			43,770,150

Machinery—0.1%
2,600	Chart Industries, Inc., 9.125%, 10/15/15, FRN	B3/B-	2,743,000

Manufacturing—0.1%
3,000	Bombardier, Inc., 8.00%, 11/15/14 (d)	Ba2/BB	3,120,000

Metals & Mining—0.6%
	Freeport-McMoRan Copper & Gold, Inc.,
3,575	8.25%, 4/1/15	Ba3/BB	3,780,563
11,725	8.375%, 4/1/17	Ba3/BB	12,545,750
881	Novelis, Inc., 7.25%, 2/15/15	B3/B	908,531
			17,234,844

Miscellaneous—2.7%
74,570	Dow Jones CDX U.S. High Yield, Ser. 7-T1,
	8.375%, 12/29/11 (d)(i)(l)	B3/NR	74,197,150

Multi-Media—4.9%
3,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (d)	B1/BB-	3,330,000
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,558,000
4,500	CanWest MediaWorks L.P., 9.25%, 8/1/15 (b)(d)(e)	NA/AAA	4,500,000
5,925	CCH I Holdings LLC, 9.92%, 4/1/14 (l)	Caa3/CCC	5,510,250
41,600	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	42,536,000
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa2/CCC	10,487,500
14,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B+	14,647,313
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	6,016,500
4,485	7.875%, 2/15/18	B2/B+	4,350,450
2,000	8.125%, 7/15/09, Ser. B	B2/B+	2,045,000
4,000	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	4,205,000
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa2/CCC+	4,856,875
€ 6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	B2/B	8,664,125
$ 9,250	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	11,245,160
387	Sinclair Broadcast Group, Inc., 8.00%, 3/15/12	B1/B	398,610
€ 3,735	Telenet Communications NV, 9.00%, 12/15/13 (d)	B3/B-	5,473,071
			133,823,854

Oil & Gas—9.1%
	Dynegy Holdings, Inc.,
$ 3,147	7.50%, 6/1/15 (d)	B2/B-	2,977,849
18,000	8.375%, 5/1/16	B2/B-	17,685,000
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
1,050	7.27%, 11/8/10, Ser. A	Ba3/B	1,062,469
25,500	7.67%, 11/8/16, Ser. B	Ba3/B	26,408,437

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	El Paso Corp.,
$ 9,800	7.00%, 6/15/17	Ba3/BB-	$ 9,741,631
29,150	7.80%, 8/1/31	Ba3/BB-	29,664,702
27,850	8.05%, 10/15/30	Ba3/BB-	29,395,953
500	El Paso Production Holding Co., 7.75%, 6/1/13	B1/BB	529,405
	Ferrellgas L.P.,
14,325	8.75%, 6/15/12	B2/B-	14,826,375
20,000	8.87%, 8/1/09 (b)(h)	NR/NR	21,195,741
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B2/B	7,859,956
1,550	9.00%, 6/1/14	B2/B	1,646,875
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	Ba3/B+	12,028,000
7,000	OPTI Canada, Inc., 8.25%, 12/15/14 (d)	B1/BB+	7,140,000
1,270	Pogo Producing Co., 7.875%, 5/1/13	B1/B+	1,301,750
17,125	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/NR	17,296,250
7,500	W&T Offshore, Inc., 8.25%, 6/15/14 (d)	B3/B-	7,443,750
37,726	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB	40,744,080
			248,948,223

Paper/Paper Products—3.7%
	Abitibi-Consolidated, Inc.,
6,500	8.375%, 4/1/15	B3/B	5,720,000
8,525	8.55%, 8/1/10	B3/B	8,184,000
2,200	Bowater, Inc., 9.375%, 12/15/21	B3/B	2,090,000
8,750	Bowater Canada Finance, 7.95%, 11/15/11	B3/B	8,279,688
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	8,553,125
	Georgia-Pacific Corp.,
4,550	7.75%, 11/15/29	B2/B	4,299,750
27,775	8.00%, 1/15/24	B2/B	27,080,625
16,585	8.875%, 5/15/31	B2/B	16,626,462
	Verso Paper Holdings LLC (d),
10,000	9.125%, 8/1/14	B2/B+	10,375,000
10,000	11.375%, 8/1/16	B3/CCC+	10,725,000
			101,933,650

Printing/Publishing—3.3%
17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	18,953,325
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)(h)	B3/NR	935,100
8,000	Idearc, Inc., 8.00%, 11/15/16	B2/B+	8,120,000
7,000	Nielsen Finance LLC, 10.00%, 8/1/14 (d)	Caa1/CCC+	7,437,500
10,477	Primedia, Inc., 8.875%, 5/15/11	B2/B	10,817,502
2,000	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B	2,137,500
34,800	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	36,366,000
6,100	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)(e)	Caa1/CCC+	5,939,875
			90,706,802

Real Estate—0.3%
	Delhaize America, Inc.,
500	8.125%, 4/15/11	Baa3/BB+	545,843
7,390	9.00%, 4/15/31	Baa3/BB+	8,965,171
			9,511,014

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Retail—0.9%
$ 25,225	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	$ 25,666,437

Telecommunications—17.5%
2,317	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/CCC	2,438,643
14,555	Centennial Communications Corp., 8.125%, 2/1/14	B2/CCC	14,955,263
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	32,277,000
15,000	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB+	15,525,000
16,550	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/CCC	17,170,625
	Digicel Group Ltd. (d),
24,800	8.875%, 1/15/15	Caa2/CC	24,366,000
8,400	9.125%, 1/15/15	Caa2/CC	8,305,500
	Hawaiian Telcom Communications, Inc., Ser. B,
12,225	9.75%, 5/1/13	Caa1/CCC	12,866,812
1,250	10.86%, 5/1/13, FRN	Caa1/CCC	1,281,250
	Intelsat Bermuda Ltd.,
20,000	9.25%, 6/15/16	B2/B	21,350,000
13,000	11.25%, 6/15/16	Caa1/AAA	14,625,000
18,250	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	18,797,500
25,500	MetroPCS Wireless, Inc., 9.25%, 11/1/14 (d)	Caa1/CCC	26,456,250
	Nordic Telephone Co. Holdings ApS,
€ 2,300	8.25%, 5/1/16 (d)	B2/B	3,339,235
€ 5,000	8.25%, 5/1/16	B2/B	7,259,207
$ 8,600	8.875%, 5/1/16 (d)	B2/B	9,159,000
	Nortel Networks Ltd. (d),
13,000	10.125%, 7/15/13	B3/B-	14,007,500
18,875	10.75%, 7/15/16	B3/B-	20,951,250
14,625	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	13,619,531
37,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	37,832,500
	Qwest Communications International, Inc.,
13,525	7.50%, 2/15/14	Ba3/B+	13,761,688
24,325	7.50%, 2/15/14, Ser. B	Ba3/B+	24,750,687
	Qwest Corp.,
1,250	7.50%, 6/15/23	Ba1/BBB-	1,256,250
1,175	7.625%, 6/15/15	Ba1/BBB-	1,219,062
10,450	8.875%, 3/15/12	Ba1/BBB-	11,312,125
18,020	Rural Cellular Corp., 9.875%, 2/1/10	B3/CCC	18,921,000
12,400	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	12,710,000
4,500	TelCordia Technologies, Inc., 9.11%, 7/15/12, FRN (b)(d)	B2/B	4,455,000
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	26,598,375
	West Corp.,
1,250	9.50%, 10/15/14 (d)	Caa1/B-	1,287,500
4,500	11.00%, 10/15/16	Caa1/B-	4,725,000
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B2/B-	14,982,500
7,830	Windstream Corp., 8.625%, 8/1/16	Ba3/BB-	8,319,375
			460,881,628

Transportation—0.1%
2,400	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
	9.375%, 5/1/12	B2/B-	2,580,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Utilities—3.4%
$ 16,850	AES Corp., 8.75%, 5/15/13 (d)	Ba3/BB-	$ 17,861,000
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (d)	NR/B+	2,226,565

19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	22,805,125
19,534	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	Ba2/BB+	20,840,684
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	22,879,504
6,609	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)(g)	NR/D	6,534,248
			93,147,126

Waste Disposal—0.1%
3,300	Allied Waste North America, Inc., 7.25%, 3/15/15	B1/BB+	3,283,500

	Total Corporate Bonds & Notes (cost—$2,418,036,828)		2,476,185,546

SENIOR LOANS (a)(b)(c)—4.5%
Chemicals—0.2%
	INEOS Group Ltd.,
239	7.571%, 10/7/12, Term A		240,820
1,561	7.580%, 10/7/12, Term A		1,566,275
5,000	VWR International, Inc., 7.00%, 5/30/08 (e)		5,006,250
			6,813,345

Commercial Products—0.3%
7,000	Berry Plastics, 11.61%, 6/15/14		6,968,402

Containers & Packaging—0.3%
	JSG Packaging,
€ 287	6.345%, 1/12/13, Term B		391,916
€ 324	6.362%, 1/12/13, Term B		442,123
€ 559	6.398%, 1/12/13, Term B		762,058
€ 431	6.444%, 1/12/13, Term B		587,874
€ 1,049	6.55%, 11/29/13, Term B		1,430,492
$ 750	7.725%, 11/29/13, Term B		754,304
€ 287	6.718%, 1/12/14, Term C		392,857
€ 324	6.862%, 1/12/14, Term C		443,184
€ 559	6.898%, 1/12/14, Term C		763,887
€ 431	6.944%, 1/12/14, Term C		589,285
€ 1,049	7.05%, 11/29/14, Term C		1,433,927
$ 750	8.225%, 11/29/14, Term C		754,730
			8,746,637

Entertainment—0.6%
	Tribune Co.,
3,250	7.820%, 5/30/09		3,255,756
13,550	8.375%, 5/30/14		13,262,062
			16,517,818

Financial Services—0.5%
13,200	SLM Corp., 6.00%, 6/30/08 (e)		13,134,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Healthcare & Hospitals—0.8%
$ 13,000	Community Health Systems, Inc., 7.00%, 4/10/08 (e)		$ 12,967,500
	HealthSouth Corp.,
8,474	7.85%, 2/2/13		8,518,418
158	7.86%, 2/2/13		158,385
			21,644,303

Hotels/Gaming—0.5%
15,000	Harrah’s Entertainment, Inc., 7.50%, 3/9/08 (e)		14,925,000

Medical Products—0.3%
8,000	Biomet, Inc., 6.00%, 3/8/08 (e)		8,020,000

Metals & Mining—0.2%
5,100	Novelis, Inc., 5/25/08 (e)(f)		5,111,557

Recreation—0.1%
	Amadeus Global Travel,
€ 834	6.106%, 4/8/12, Term A		1,132,719
$ 1,250	7.58%, 4/8/13, Term B2		1,259,245
1,250	7.83%, 4/8/14, Term C2		1,264,844
			3,656,808

Telecommunications—0.5%
	Nordic Telephone Co. Holdings ApS,
€ 1,592	5.875%, 11/30/14, Term B		2,176,992
€ 1,700	6.125%, 11/30/14, Term C		2,328,044
$ 2,000	NTL Investment, 7.356%, 1/6/13, Term B		2,010,538
6,000	Telesat Canada, Inc., 2.50%, 2/14/08 (e)(h)		6,002,812
			12,518,386

Wholesale—0.2%
4,938	Roundy’s, Inc., 8.11%, 10/27/11, Term B		4,980,212

	Total Senior Loans (cost—$121,266,234)		123,036,468

MUNICIPAL BONDS & NOTES—0.5%
California—0.5%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
200	8.25%, 9/1/07	NR/NR	199,826
725	9.00%, 9/1/12	NR/NR	736,129
1,160	9.75%, 9/1/17	NR/NR	1,213,546
1,375	9.75%, 9/1/22	NR/NR	1,438,470
2,170	9.75%, 9/1/27	NR/NR	2,261,031
3,480	9.75%, 9/1/32	NR/NR	3,620,174
	San Diego Redev. Agcy., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,772,077
1,435	7.49%, 11/1/18	Baa3/NR	1,482,025
1,885	7.74%, 11/1/21	Baa3/NR	1,950,145

	Total Municipal Bonds & Notes (cost—$14,559,613)		14,673,423

ASSET-BACKED SECURITIES—0.0%
	Reliant Energy Mid-Atlantic Power Holdings LLC,
742	9.237%, 7/2/17, Ser. B (cost—$782,296)	Ba2/B+	816,387

		Credit Rating
Shares		(Moody’s/S&P)	Value*

PREFERRED STOCK—0.9%
Financial Services—0.9%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT	B1/B+	$ 24,885,250

Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A	NR/NR	116,674

	Total Preferred Stock (cost—$26,157,273)		25,001,924

SHORT-TERM INVESTMENTS—3.6%

Principal
Amount
(000)
Commercial Paper—2.1%
Financial Services—2.1%
$ 56,600	Rabobank U.S.A. Financial Corp., 5.33%, 7/2/07 (cost—$56,591,620)	NR/NR	56,591,620

U.S. Treasury Bills—0.9%
24,750	4.39%-4.75%, 8/30/07-9/13/07 (cost—$24,542,149) (j)		24,503,423

U.S. Government Agency Securities—0.3%
8,000	Federal Home Loan Bank, 4.80%, 7/2/07 (cost—$7,998,844)	Aaa/A-1+	7,998,844

Repurchase Agreement—0.3%
8,046	State Street Bank & Trust Co.,
	dated 6/29/07, 4.90%, due
	7/2/07, proceeds $8,049,285;
	collateralized by Fannie Mae,
	6.125%, due 6/27/17,
	valued at $8,210,250,
	including accrued interest
	(cost—$8,046,000)		8,046,000
	Total Short-Term Investments (cost—$97,178,613)		97,139,887

OPTIONS PURCHASED (k)—0.0%

Contracts
	Put Options—0.0%
1,346	Financial Future Euro—90 day, Chicago Mercantile Exchange, strike price $90.25, expires 9/17/07 (cost—$12,787)	3

	Total Investments (cost—$2,677,993,644)—100.0%	$ 2,736,853,638

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $123,036,468, representing 4.5% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2007.

(d)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be settled/delivered after June 30, 2007.
(f)	Unsettled security, coupon rate undetermined at June 30, 2007.
(g)	Security in default.
(h)	Fair-valued security—Securities with an aggregate value of $47,813,552, representing 1.75% of total investments.
(i)	Credit-linked trust certificate.
(j)	All or partial amount segregated as collateral for swaps.
(k)	Non-income producing.
(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£ - British Pound Sterling

€ - Euros

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2007.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

UNIT - More than one class of securities traded together.

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.

Other Investments:

(1) Credit default swap agreements outstanding at June 30, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)

Bank of America
AES	$ 1,000	12/20/07	1.50%	$ 2,556
Dow Jones CDX High Yield	1,975	6/20/12	(2.75)%	58,090
Williams Cos.	2,000	12/20/07	1.25%	10,427
Barclays Bank
Republic of Brazil	15,000	2/20/12	0.90%	173,886
Bear Stearns
CSC Holdings	3,000	12/20/07	2.15%	21,589
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	2,194
MGM Mirage	3,500	9/20/09	1.92%	76,223
Royal Caribbean Cruises	3,500	9/20/07	1.50%	9,939
Citigroup
Allied Waste Industries	3,500	9/20/07	2.18%	15,821
Crown European Holdings	3,500	9/20/07	2.38%	(14,462)
Ford Motor Credit	5,000	9/20/07	2.00%	18,248
Georgia-Pacific Corp.	$ 4,500	9/20/12	2.22%	$ (117,750)
GMAC	10,000	3/20/12	1.12%	(286,002)
GMAC	10,000	3/20/12	1.88%	64
GMAC	10,000	6/20/12	2.00%	35,778
Owens-Brockway	7,000	9/20/07	2.05%	27,994
Starwood Hotels & Resorts Worldwide	3,500	9/20/07	1.20%	6,486
SunGard Data Systems	1,950	9/20/12	2.92%	(32,290)
Credit Suisse First Boston
Dow Jones CDX High Yield	15,000	6/20/12	2.75%	(335,564)
Forest Oil Corp.	4,000	9/20/12	1.93%	(44,421)
Sanmina	2,800	9/20/12	4.22%	(40,540)
Solectron	3,000	3/20/12	2.85%	143,392
Solectron	2,000	6/20/12	3.70%	201,369
Deutsche Bank
Dow Jones CDX US High Yield	64,000	12/20/11	3.25%	504,476
LCDX	2,650	6/20/12	1.20%	(47,933)
SoftBank Corp.	¥ 308,000	9/20/07	2.30%	12,267
Goldman Sachs
ARAMARK Corp.	$ 2,500	6/20/12	2.30%	(75,352)
Dow Jones CDX High Yield	14,800	6/20/12	0.99%	(125,088)
GMAC	15,000	3/20/12	1.05%	(468,524)
HCA	1,000	12/20/07	0.75%	(1,048)
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	2,919
JPMorgan Chase
AES Corp.	3,500	9/20/07	2.15%	11,879
Celestica, Inc.	6,400	9/20/12	4.25%	(85,286)
CSC Holdings	2,000	9/20/12	2.52%	(26,637)
Electronic Data	1,000	12/20/07	1.30%	5,783
Gazprom Capital	10,000	2/20/12	0.77%	112,391
GMAC	3,000	3/20/12	2.11%	25,991
HCA	2,000	9/20/12	3.04%	(22,712)
LCDX	10,550	6/20/12	1.20%	(244,154)
Smurfit-Stone Container	4,700	12/20/09	2.30%	58,790
Lehman Securities
ArvinMeritor	3,000	12/20/09	2.35%	24,346
Ford Motor Credit	4,000	9/20/07	2.15%	16,160
NRG Energy	5,000	9/20/11	2.25%	(23,192)
Morgan Stanley
ARAMARK Corp.	3,350	9/20/12	2.68%	(63,274)
Federation of Russia	1,400	6/20/08	0.245%	(186)
Gazprom Capital	13,000	4/20/11	1.05%	271,405
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	(34,108)
Royal Bank of Scotland
Republic of Indonesia	10,000	3/20/12	1.10%	67,429
				$ (170,631)

(2) Interest rate swap agreements outstanding at June 30, 2007:

				Rate Type		Unrealized
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Appreciation (Depreciation)
Barclays Bank	BRL	46,700	1/2/12	BRL-CDI-Compounded	10.68%	$ —
Barclays Bank	$ 700,800		6/21/25	5.70%	3-Month USD-LIBOR	(2,949,807)
Barclays Bank	1,840,000		6/21/26	6.00%	3-Month USD-LIBOR	(9,127,688)
Barclays Bank	1,800,000		6/21/26	3-Month USD-LIBOR	6.00%	(91,936,147)
Citigroup	MXN	133,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(291)
Citigroup	$ 240,000		7/20/16	3-Month USD-LIBOR	5.10%	(11,005,728)
Deutsche Bank	207,200		12/19/08	3-Month USD-LIBOR	5.00%	(876,870)
Deutsche Bank	£ 400		9/15/10	6-Month GBP-LIBOR	5.00%	(27,551)
Goldman Sachs	$ 39,400		12/19/08	3-Month USD-LIBOR	5.00%	(173,994)
JPMorgan Chase	660,000		4/21/17	4.648%	3-Month USD-LIBOR	4,098,016
JPMorgan Chase	660,000		4/21/17	3-Month USD-LIBOR	5.815%	(6,999,284)
JPMorgan Chase	33,100		12/19/17	5.00%	3-Month USD-LIBOR	(258,975)
Morgan Stanley	MXN	162,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(42)
Morgan Stanley	BRL	105,000	1/2/12	BRL-CDI-Compounded	10.115%	(1,095,051)
UBS	$ 8,700		12/19/08	3-Month USD-LIBOR	5.00%	(36,158)
UBS	400,000		7/20/16	5.10%	3-Month USD-LIBOR	646,128
UBS	400,000		7/20/16	3-Month USD-LIBOR	6.45%	2,043,548
UBS	680,000		6/21/25	3-Month USD-LIBOR	5.70%	(6,890,661)
						$ (124,590,555)

BRL – Brazilian Real

£ – British Pound Sterling

CDI – Inter-bank Deposit Certificate

LIBOR - London Inter-bank Offered Rate

MXN – Mexican Peso

TIIE – Inter-bank Equilibrium Interest Rate

¥ – Japanese Yen

The Fund received $22,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(3) Forward foreign currency contracts outstanding at June 30, 2007:

	U.S.$ Value Origination Date	U.S.$ Value June 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
€ 5,142,000 settling 7/26/07	$ 6,914,275	$ 6,951,099	$ 36,824
Sold:
€ 46,672,000 settling 7/26/07	62,626,025	63,092,517	(466,492)
£ 3,544,000 settling 8/9/07	7,075,437	7,106,526	(31,089)
¥ 11,722,000 settling 7/24/07	96,899	95,238	1,661
			$ (459,096)

(4) Open reverse repurchase agreements at June 30, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Credit Suisse First Boston	1.50%	6/26/07	6/26/09	$ 7,551,573	$ 7,550,000
	4.50%	5/10/07	5/11/09	4,504,088	4,475,000
	4.75%	6/19/07	6/19/09	9,915,675	9,900,000
Lehman Securities	3.00%	6/26/07	6/25/09	7,915,297	7,912,000
	4.50%	10/30/06	4/25/08	4,933,519	4,787,500
	4.625%	6/15/07	6/15/09	4,328,880	4,320,000
	5.20%	6/8/07	6/8/09	16,907,986	16,852,000
	5.20%	6/21/07	6/22/09	42,190,854	42,130,000
	5.45%	6/28/07	6/26/09	39,708,026	39,690,000
					$ 137,616,500

Collateral for open reverse repurchase agreements at June 30, 2007 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value*
Credit Suisse First Boston	Freescale Semi-conductor, Inc.	10.125%	12/15/16	$ 8,000,000	$ 7,560,000
	Sanmina-SCI Corp.	8.125%	3/1/16	5,000,000	4,675,000
	Tenneco Automotive, Inc.	8.625%	11/15/14	10,000,000	10,350,000
Lehman Securities	American Airlines, Inc.	8.608%	10/1/12	5,000,000	5,215,625
	Dow Jones CDX U.S. High Yield	8.375%	12/29/11	42,000,000	41,790,000
	CCH I Holdings LLC	9.92%	4/1/14	5,000,000	4,650,000
	Targeted Return Index Securities Trust	7.548%	5/1/16	60,900,000	59,943,078
	Yankee Acquisition Corp.	9.75%	2/15/17	8,600,000	8,363,500
					$ 142,547,203

(5) At June 30, 2007, the Fund held the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Travelport Term DD	$ 6,991,250

Item 2. Controls and Procedures

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: August 27, 2007

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: August 27, 2007

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: August 27, 2007